AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.
No. 811-22704
No. 333-XXXXX

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

(Check appropriate box or boxes)

CAMBRIA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (310) 683-5500

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	Stacy L. Fuller
2711 Centreville Road	K&L Gates LLP
Suite 400	1601 K Street NW
Wilmington, DE 19808	Washington, D.C. 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

Exhibit Index

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion, dated April [23], 2012

Cambria ETF Trust [logo]

Prospectus      [            ], 2012

Cambria Currency Strategies ETF [ticker]

Cambria Shareholder Yield ETF [ticker]

Cambria Foreign Shareholder Yield ETF [ticker]

Cambria Emerging Shareholder Yield ETF [ticker]

This Prospectus provides important information about Cambria Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF (each, a “Fund” and collectively, the “Funds”), each of which is a series of Cambria ETF Trust (“Trust”), that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of each of the Funds (“Shares”) will be listed and traded on the [NYSE Arca, Inc. (“Exchange”).]

TABLE OF CONTENTS
Page
FUND SUMMARY
CAMBRIA CURRENCY STRATEGIES ETF	[ ]
CAMBRIA SHAREHOLDER YIELD ETF	[ ]
CAMBRIA FOREIGN SHAREHOLDER YIELD ETF	[ ]
CAMBRIA EMERGING SHAREHOLDER YIELD ETF	[ ]
ADDITIONAL INFORMATION ABOUT THE FUNDS	[ ]
FUND MANAGEMENT	[ ]
OTHER SERVICE PROVIDERS	[ ]
BUYING AND SELLING FUND SHARES	[ ]
ACTIVE INVESTORS AND MARKET TIMING	[ ]
DISTRIBUTION AND SERVICE PLAN	[ ]
NET ASSET VALUE	[ ]
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS	[ ]
SECTION 12(d)(1) INFORMATION	[ ]
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	[ ]
FINANCIAL HIGHLIGHTS	[ ]

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information dated        [            ], 2012 (“SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Cambria Currency Strategies ETF

INVESTMENT OBJECTIVE

The Fund seeks to preserve and grow capital from investments in securities and instruments that provide exposure to the global currency and bond markets, independent of market direction.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	[ %]
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:*	[ %]
Acquired Fund Fees and Expenses:	[ %]
Total Annual Fund Operating Expenses:*	[ %]
Expense Reduction/Reimbursement: (2)	[ %]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[ %]

*  Based on estimated amounts for the current fiscal year.

(1)  Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

(2)  The Investment Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding [XX]% of the Fund’s average daily net assets through [          ], 2013.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Investment Adviser and the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
[$ ]	[$ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.  The Fund will be exposed primarily to currencies of developed countries that, in Cambria’s opinion, have liquid currency markets, including the countries in the G-20. Currencies the Fund may have exposure to include, but are not limited to, the currencies of Argentina, Australia, Brazil, Canada, China, the European Union, India, Indonesia, Japan, Mexico, New Zealand, Norway, Russia, Saudi Arabia, South Africa, South Korea, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in foreign currency-related investments.  Cambria considers foreign currency-related investments to mean:

●	Foreign currencies;
●	Sovereign debt securities denominated in foreign currencies;
●	Exchange-traded products (“ETPs”) and exchange-traded notes (“ETNs”) that invest in foreign currencies or provide exposure to foreign currencies or gold;
●	Money market instruments or other high quality debt securities denominated in foreign currencies and exchange-traded funds (“ETFs”) that invest in such instruments; and
●
A combination of U.S. dollar denominated money market instruments or other high quality debt securities, or ETFs that invest in such instruments, and forward foreign currency contracts that create exposures for the Fund to foreign currencies in amounts up to two times the Fund's net asset value.  A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract.

The Fund may effectively take long and short positions in instruments that provide long and short exposure to particular foreign currencies.

The Fund is considered a “fund-of-funds” because it seeks to achieve its investment objective, in part, by investing in other ETFs (the “Underlying ETFs”), as described above.  The Fund’s exposures may include inverse exposures to certain currencies, including through investments in Underlying ETFs.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.  Cambria utilizes a quantitative approach to select long and short currency exposures for the Fund.

Cambria seeks to construct the Fund’s portfolio to preserve and grow capital, irrespective of the traditional equity and fixed income markets, by investing in foreign currencies or a combination of bonds and forward foreign currency contracts that provide exposure to foreign currencies.  Positive absolute returns may be generated from the income produced by the Underlying ETFs, including the investments of the Underlying ETFs, plus (or minus) the gains (or losses) resulting from fluctuations in the values of currencies to which the Fund is exposed relative to the U.S. dollar.

The Fund’s portfolio will be rebalanced to target allocations at least monthly.  The Fund may allocate [up to 20% of] assets to in high quality fixed income instruments and Underlying ETFs that invest in such instruments.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  The value of the Fund’s holdings may decline, and the Fund’s share price may go down.  An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Counterparty Risk.  The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”).  For example, the Fund may enter into forward currency contracts or repurchase agreements.  The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations.  If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund Shares may decrease.

Currency Exchange Rate Risk.  Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments, including foreign securities, forward currency contracts and cross currency forwards.

Currency Management Strategies Risk.  The Fund may seek to achieve exposure to global currency markets by investing in short-term forward currency contracts.  Currency management strategies, including forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Adviser expects.  In addition, currency management strategies, to the extent that these strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  There is no assurance that the Investment Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

Emerging Markets Risk.  Investments that provide exposure to the emerging companies, currencies or markets can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.  For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.  Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk.  The risks of investing in securities of ETFs, exchange-traded products and investment companies typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests.  When the Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETF ETP or other investment company, as well as their share of the Fund’s fees and expenses.  As a result, an investment by the Fund in an ETF, ETP or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF, ETP or investment company.

Exchange-Traded Notes Risk.  The value of ETNs, which combine features of an ETF and a fixed income security, can be adversely affected by the performance of a particular market index or segment and by changes in the credit rating and solvency of the issuer of the ETN.

ETF Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Foreign Investment Risk.  The Fund may have exposure to foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.  Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Interest Rate Risk.  The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness.  As interest rates rise, the value of certain fixed income securities is likely to decrease.  Similarly, if interest rates decline, the value of fixed income securities is likely to increase.  While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities.  A Fund with a longer portfolio maturity generally is subject to greater interest rate risk.

Leveraging Risk. When a Fund leverages its holdings, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. For example, a Fund may take on leveraging risk when it engages in forward [foreign currency] transactions.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.  Securities selected by the Investment Adviser may not perform as expected.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk.  As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of the Shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly.  This risk is heightened in times of market volatility or periods of steep market declines.

[Quantitative Security Selection Risks.  Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets.  The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.  The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time.  These changes may not be reflected in the current quantitative model.]

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Sovereign Debt Securities Risk.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2012.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically [50,000] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Shareholder Yield ETF

INVESTMENT OBJECTIVE

The Fund seeks to preserve and grow capital from investments in the U.S. equity market, and in particular in companies that will generate investment returns through the payment of dividends and through the appreciation of their share price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	[ %]
Distribution and/or Service (12b-1) fees: (1)	0.00%
Other Expenses:*	[ %]
Total Annual Fund Operating Expenses:*	[ %]
Expense Reduction/Reimbursement: (2)	[ %]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[ %]

*  Based on estimated amounts for the current fiscal year.

(1)  Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

(2)  The Investment Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding [XX]% of the Fund’s average daily net assets through [          ], 2013.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Investment Adviser and the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
[$ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in equity securities that have provided high total yields over time.  Cambria believes that any one measure of a company’s cash flow in isolation is not adequate in determining the attractiveness of purchasing an equity security.  Rather, Cambria considers all of the various measures of a company’s cash flows including dividend payments, stock buybacks and issuances, debt issuance and paydown, mergers and acquisitions, and reinvestment in the business.  Cambria believes that this more holistic view in viewing a company’s cash flows, which it refers to as “total yield,” results in selecting companies with higher cash flow, growth, transparency and yield characteristics and subsequently represents a more attractive investment portfolio.

The Fund will invest primarily in equity securities, including the common stock, of US companies, though the Fund may obtain a limited amount of foreign and emerging markets exposure through investments in American Depositary Receipts (ADRs).  The Fund may invest in securities of companies in any industry and of any market capitalization.  Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative approach to select securities for the Fund.  While the Fund will invest in approximately 100 of the top equity securities as determined by their total yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.  Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements.  The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s strategy described above, at least quarterly.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  The value of the Fund’s holdings may decline, and the Fund’s share price may go down.  An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Dividend Paying Security Risk.  Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends.  Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk.  To the extent made by the Fund, investments in ADRs that provide exposure to emerging market countries or companies, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.  For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.  Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Foreign Investment Risk.  Through the purchase of ADRs, the Fund may obtain exposure to foreign securities.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.  Investments in foreign securities, including investments in ADRs, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political and economic risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.  In addition, investments in ADRs are subject to additional risks, depending on the nature of the ADR program.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.  Securities selected by the Investment Adviser may not perform as expected.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk.  As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of the Shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly.  This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risks.  Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets.  The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.  The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time.  These changes may not be reflected in the current quantitative model.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2012.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically [50,000] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Foreign Shareholder Yield ETF

INVESTMENT OBJECTIVE

The Fund seeks to preserve and grow capital from investments in developed foreign equity market, and in particular in companies that will generate investment returns through the payment of dividends and through the appreciation of their share price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	[ %]
Distribution and/or Service (12b-1) fees: (1)	0.00%
Other Expenses:*	[ %]
Total Annual Fund Operating Expenses:*	[ %]
Expense Reduction/Reimbursement: (2)	[ %]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[ %]

*  Based on estimated amounts for the current fiscal year.

(1)  Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

(2)  The Investment Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding [XX]% of the Fund’s average daily net assets through [          ], 2013.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Investment Adviser and the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
[$ ]	[$ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in foreign developed equity securities that have provided high total yields over time.  Cambria believes that any one measure of a company’s cash flow in isolation is not adequate in determining the attractiveness of purchasing an equity security.  Rather, Cambria considers all of the various measures of a company’s cash flows including dividend payments, stock buybacks and issuances, debt issuance and paydown, mergers and acquisitions, and reinvestment in the business.  Cambria believes that this more holistic view in viewing a company’s cash flows, which it refers to as total yield, results in selecting companies with higher cash flow, growth, transparency and yield characteristics and subsequently represents a more attractive investment portfolio.

The Fund will invest primarily in equity securities, including common stocks, of companies in developed markets, as well as investments that are tied economically to those countries such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).  Cambria considers developed markets to include, but not be limited to, countries with companies represented in the S&P Developed Broad Market Index.

Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  The Fund may invest in securities of companies in any industry and of any market capitalization.  Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative approach to select securities for the Fund.  While the Fund will invest in approximately 100 of the top foreign developed equity securities as determined by their total yield, market capitalization and other quantitative characteristics.  The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.  Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements.  The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s strategy described above, at least quarterly.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  The value of the Fund’s holdings may decline, and the Fund’s share price may go down.  An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Dividend Paying Security Risk.  Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends.  Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Foreign Investment Risk.  The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.  Investments in foreign securities, including investments in ADRs or GDRs, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political and economic risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.  In addition, investments in ADRs and GDRs are subject to additional risks, depending on the nature of the ADR or GDR program.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.  Securities selected by the Investment Adviser may not perform as expected.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk.  As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of the Shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly.  This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risks.  Data for some companies[, particularly for emerging market companies,] may be less available and/or less current than data for companies in other markets.  The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.  The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time.  These changes may not be reflected in the current quantitative model.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2012.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically [50,000] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Emerging Shareholder Yield ETF

INVESTMENT OBJECTIVE

The Fund seeks to preserve and grow capital from investments in emerging foreign equity market, and in particular in companies that will generate investment returns through the payment of dividends and through the appreciation of their share price.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fee:	[ %]
Distribution and/or Service (12b-1) fees: (1)	0.00%
Other Expenses:*	[ %]
Total Annual Fund Operating Expenses:*	[ %]
Expense Reduction/Reimbursement: (2)	[ %]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[ %]

*  Based on estimated amounts for the current fiscal year.

(1)  Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

(2)  The Investment Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding [XX]% of the Fund’s average daily net assets through [          ], 2013.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Investment Adviser and the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.  This example does not reflect the brokerage commissions that you may pay to buy and sell Shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
[$ ]	[$ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in equity securities that have provided high total yields over time.  Cambria believes that any one measure of a company’s cash flow in isolation is not adequate in determining the attractiveness of purchasing an equity security.  Rather, Cambria considers all of the various measures of a company’s cash flows including dividend payments, stock buybacks and issuances, debt issuance and paydown, mergers and acquisitions, and reinvestment in the business.  Cambria believes that this more holistic view in viewing a company’s cash flows, which it refers to as total yield, results in selecting companies with higher cash flow, growth, transparency and yield characteristics and subsequently represents a more attractive investment portfolio.

The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets.  For these purposes, Cambria considers eligible investments generally to include common stocks, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).  The Fund may invest in securities of companies in any industry and of any market capitalization.  Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.  Cambria considers emerging markets to include, but not be limited to, countries with companies represented in the S&P Emerging Broad Market Index (“S&P Emerging BMI”), although Cambria may invest in emerging market countries with similar characteristics as those represented in the S&P Emerging BMI.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative approach to select securities for the Fund.  While the Fund will invest in approximately 100 of the top foreign emerging equity securities as determined by their total yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.  Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements.  The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s strategy described above, at least quarterly.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  The value of the Fund’s holdings may decline, and the Fund’s share price may go down.  An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Dividend Paying Security Risk.  Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends.  Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk.  Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.  For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.  Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Foreign Investment Risk.  The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.  Investments in foreign securities, including investments in ADRs or GDRs, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political and economic risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.  In addition, investments in ADRs and GDRs are subject to additional risks, depending on the nature of the ADR or GDR program.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.  Securities selected by the Investment Adviser may not perform as expected.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk.  As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of the Shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly.  This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risks.  Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets.  The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.  The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time.  These changes may not be reflected in the current quantitative model.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2012.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically [50,000] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

HOW ARE THE FUNDS DIFFERENT FROM INDEX FUNDS?

Whereas index-based Funds seek to replicate the holdings of a specified index, the Funds use an actively managed investment strategy to meet their investment objective.  This means that the Funds’ Investment Adviser has the discretion on a daily basis to choose securities for the Funds’ portfolios consistent with the Funds’ investment objectives.  The Funds are designed for investors who seek exposure to an actively managed portfolio of securities.

HOW ARE THE FUNDS DIFFERENT FROM MUTUAL FUNDS?

Redeemability.  Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day.  Shares of the Funds, by contrast, cannot be purchased from or redeemed with the Funds except by or through APs (defined below), and then typically for [an in-kind basket of securities (and a limited cash amount)].  In addition, the Funds issue and redeem Shares on a continuous basis only in large blocks of Shares, typically [50,000] Shares, called “Creation Units.”

Exchange Listing.  Unlike mutual fund shares, Shares will be listed for trading on the Exchange.  Investors can purchase and sell Shares on the secondary market through a broker.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of a Fund’s portfolio holdings.  The market price of Shares may differ from the NAV of a Fund.  The difference between market price of Shares and the NAV of a Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment.  Shares have been designed to be tax-efficient.  Specifically, their in-kind creation and redemption feature has been designed to protect Fund shareholders from adverse tax consequences applicable to mutual funds as a result of cash transactions in the mutual fund’s shares, including cash redemptions.  Nevertheless, to the extent redemptions from the Funds are paid in cash, the Funds may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to generate the cash to satisfy the redemption.  Because the Funds are actively managed, they may generate more taxable gains for shareholders than an index-based exchange-traded fund, particularly during the Funds’ growth stages when portfolio changes are more likely to be implemented within the Funds rather than through the in-kind creation and redemption mechanism.

Transparency:  The Funds’ portfolio holdings will be disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Premium/Discount Information:  Information about the premiums and discounts at which the Funds’ Shares have traded will be available at [website address].

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the Funds’ investment practices.  For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, please see the Funds’ SAI, which is available upon request.

Investment Objectives.  Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Temporary Defensive Positions.  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments.  The Funds may be invested in these instruments for extended periods, depending on the Investment Adviser’s assessment of market conditions.  Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds, the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational fees.

Additional Information About Risks

The table below provides additional information about the risks of investing in each Fund, including the principal risks identified under “Principal Risks” in each Fund Summary.  Following the table, each risk is explained.

Risks	Cambria Currency Strategies ETF	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Emerging Shareholder Yield ETF
Principal Risks
Counterparty Risk	X
Currency Exchange Rate Risk	X
Currency Management Strategies Risk	X
Dividend Paying Security Risk		X	X	X
Emerging	X	X		X

Risks	Cambria Currency Strategies ETF	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Emerging Shareholder Yield ETF
Markets Risk
Equity Investing Risk		X	X	X
Exchange-Traded Funds, [Exchange-Traded Products] and Investment Companies Risk	X
Exchange-Traded Notes Risk	X
ETF Risk	X	X	X	X
Foreign Investment Risk	X	X	X	X
Interest Rate Risk	X
Investment Risk	X	X	X	X
Leveraging Risk	X
Management Risk	X	X	X	X
Premium-Discount Risk	X	X	X	X
Quantitative Security Selection Risks	X	X	X	X
Secondary Market Trading Risk	X	X	X	X
Small and Medium Capitalization Company Risk		X	X	X
Sovereign Debt Securities Risk	X
Trading Risk	X	X	X	X

PRINCIPAL RISKS

Counterparty Risk.  A Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”).  For example, a Fund may enter into forward currency contracts or repurchase agreements.  A Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations.  A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding.  A Fund may obtain only limited recovery or may obtain no recovery in these circumstances.  If a counterparty defaults on its payment obligations, a Fund will lose money and the value of an investment in Fund Shares may decrease.

Currency Exchange Rate Risk.  Changes in currency exchange rates may affect the U.S. Dollar value of a Fund’s investments, including foreign securities, forward currency contracts and cross currency forwards.

Currency Management Strategies Risk.  A Fund may seek to achieve exposure to global currency markets by investing in short-term forward currency contracts.  Currency management strategies, including forward currency contracts, may substantially change a Fund’s exposure to currency exchange rates and could result in losses to a Fund if currencies do not perform as the Investment Adviser expects.  In addition, currency management strategies, to the extent that these strategies reduce a Fund’s exposure to currency risks, may also reduce a Fund’s ability to benefit from favorable changes in currency exchange rates.  There is no assurance that the Investment Adviser’s use of currency management strategies will benefit a Fund or that they will be, or can be, used at appropriate times.  Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.  Currency markets are generally less regulated than securities markets.

Dividend Paying Security Risk.  Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends.  Also, changes in the dividend policies of companies owned by a Fund and the capital resources available for these companies’ dividend payments may adversely affect a Fund.

Emerging Markets Risk.  Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.  For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.  Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause a Fund to decline in value.

Equity Investing Risk.  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk.  The risks of investing in securities of ETFs, exchange-traded products and investment companies typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests.  When a Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETF ETP or other investment company, as well as their share of the Fund’s fees and expenses.  As a result, an investment by a Fund in an ETF, ETP or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF, ETP or investment company.

Exchange-Traded Notes Risk.  The value of ETNs, which combine features of an ETF and a fixed income security, can be adversely affected by the performance of a particular market index or segment and by changes in the credit rating and solvency of the issuer of the ETN.

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may deviate significantly from NAV during periods of market volatility.  The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund.  However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and a Fund’s portfolio holdings are fully disclosed on a daily basis, the Investment Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Foreign Investment Risk.  A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.  Investments in foreign securities, including investments in ADRs or GDRs, are subject to special risks, including the following:

Foreign Securities Risk.  Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities.  For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability.  There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.  Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.  Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities.  Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks.  Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries.  Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s Shares.  Conversely, Fund Shares may trade on days when foreign exchanges are closed.  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.  Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk.  Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets.  The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.  Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction.  Levies may be placed on profits repatriated by foreign entities (such as a Fund).  Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of a Fund, and may cause the Fund to decline in value.

Depositary Receipt Risk.  Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations, and GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world.  Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.  Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended.  The Investment Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board.  If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities.  Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Currency Risk.  Each Fund’s net asset value is determined on the basis of U.S. dollars, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up.  Currency exchange rates may fluctuate significantly over short periods of time.  Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad.  Changes in foreign currency exchange rates may affect the NAV of a Fund and the price of a Fund’s Shares.  Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk.  A Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses.  A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk.  The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.  Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities.  The procedures and rules governing foreign transactions and custody (holding of the Funds’ assets) also may involve delays in payment, delivery or recovery of money or investments.  These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Interest Rate Risk.  The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness.  As interest rates rise, the value of certain fixed income securities is likely to decrease.  Similarly, if interest rates decline, the value of fixed income securities is likely to increase.  While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities.  A Fund with a longer portfolio maturity generally is subject to greater interest rate risk.

Investment Risk.  As with all investments, an investment in a Fund is subject to investment risk.  Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.  An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leveraging Risk. When a Fund leverages its holdings, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. For example, a Fund may take on leveraging risk when it engages in forward [foreign currency] transactions. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair a Fund's ability to pursue its objectives.

Management Risk.  A Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that a Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.  Securities selected by the Investment Adviser may not perform as expected.  This could result in a Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk.  As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of the Shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly.  Thus, you may pay more (or less) than NAV intra-day when you buy Shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market.  This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risks.  Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets.  The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic's historical trends.  The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time.  These changes may not be reflected in the current quantitative model.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.  In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price).  This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.”  The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity.  Further, increased market volatility may cause increased bid/ask spreads.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

FUND MANAGEMENT

Cambria acts as each Funds’ Investment Adviser.  Cambria is located at 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245.  Cambria is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended.  Cambria was founded in 2006 and manages approximately [$XXXXX] as of [              ], 2012.

Cambria is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions.  Cambria continuously reviews, supervises, and administers the Funds’ investment programs.  Cambria has entered into an [investment advisory agreement], dated [     ], 2012, (“Management Agreement”) with respect to the Funds.  Pursuant to that Management Agreement, each Fund pays Cambria an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Cambria Currency Strategies ETF	[ ]
Cambria Shareholder Yield ETF	[ ]
Cambria Foreign Shareholder Yield ETF	[ ]
Cambria Emerging Shareholder Yield ETF	[ ]

The Investment Adviser bears all of its own costs associated with providing these advisory services [and the expenses of the members of the Board of Trustees who are affiliated with the Investment Adviser].  The Management Agreement for a Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 90 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

The Investment Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the percentage of the Fund’s average daily net assets set forth in the table under “Fees and Expenses” for each Fund.  [If at any point it becomes unnecessary for the Investment Adviser to reduce fees or make expense reimbursements, the Board of Trustees may permit the Investment Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense limit to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.]

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers responsible for the day-to-day management of the Funds.

Mebane T. Faber, Chief Investment Officer and Portfolio Manager of Cambria
Mr. Faber is a co-founder and the Chief Investment Officer of Cambria, and has been portfolio manager of each Fund since its inception in 2012.  Mr. Faber is the manager of Cambria’s Global Tactical ETF (GTAA), separate accounts and private investment funds for accredited investors.  Prior Cambria’s formation in 2006, Mr. Faber served as a quantitative research analyst with VTrader, LLC, a proprietary trading and market making firm that is a registered broker/dealer and a member of the CBOE.  He also served as a biotechnology equity analyst with the Genomics Fund.  Mr. Faber is also the co-founder of AlphaClone, an investing research website, a writer for the World Beta blog, and the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets.  Mr. Faber graduated from the University of Virginia with a double major in Engineering Science and Biology.  He holds the Series 3 and 66 licenses, and is a Chartered Alternative Investment Analyst (CAIA), and Chartered Market Technician (CMT).

Eric W. Richardson, Chief Executive Officer and Portfolio Manager of Cambria
Mr. Richardson is the co-founder and Chief Executive Officer of Cambria, and has been portfolio manager of each Fund since its inception in 2012.  Mr. Richardson is the co-manager of Cambria’s Global Tactical ETF (GTAA), separate accounts and private investment funds for accredited investors.  Mr. Richardson also serves as the portfolio manager of Cambria Investment Fund, L.P.  Prior to Cambria’s formation in 2006, Mr. Richardson served as the President and portfolio manager of Kwai Financial, the venture capital division of Headwaters Incorporated (NYSE: HW).  Previous to this, Mr. Richardson served as Vice President of Institutional Sales for Imperial Capital, LLC, a FINRA-registered broker/dealer, where he was responsible for sales and trading of public and private securities to institutional investors.  Mr. Richardson began his legal career as a banking and real estate attorney in the Los Angeles office of Milbank, Tweed Hadley & McCloy, where he represented institutional lenders in private banking and structured finance transactions.  Mr. Richardson is the co-author of The Ivy Portfolio:  How to Invest Like the Top Endowments and Avoid bear Markets.  Mr. Richardson received his B.A. from the University of Southern California and his J.D. in from the University of Michigan Law School.  Mr. Richardson is a member of the California Bar Association, and holds the Series 7, 24 and 66 licenses.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board of Trustee’s approval of the Management Agreement with respect to each Fund will be available in the Trust’s first report to shareholders.

OTHER SERVICE PROVIDERS

[            ] (“Distributor”), [address], serves as the distributor of Creation Units (defined below) for the Funds on an agency basis.  The Distributor does not maintain a secondary market in Shares.

[                      ], [address], is the [administrator, fund accountant, transfer agent and custodian] for the Funds.

K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Funds.

[                                ], [address], serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

BUYING AND SELLING FUND SHARES

Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units of [50,000 Shares], which are likely to cost over a million dollars.  Creation Units are issued and redeemed for cash and/or in-kind for securities.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares.  It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds.  APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or “Creation Units.”  Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares.  Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares.  The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares.  Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Shares of each of the Funds will be listed on [NYSE Arca, Inc. (the Exchange)] under the following symbols:

Fund	Trading Symbol
Cambria Currency Strategies ETF	[ ]
Cambria Shareholder Yield ETF	[ ]
Cambria Foreign Shareholder Yield ETF	[ ]
Cambria Emerging Shareholder Yield ETF	[ ]

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry.  Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants.  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices.  The trading prices of a Fund’s Shares may differ from the Fund’s daily net asset value, or “NAV,” and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange [through the facilities of the Consolidated Tape Association] or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering.  The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.  For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”).  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders.  The Board noted that the Funds’ Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market.  Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains.  With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades.  To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective.  However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV.  The Funds also employ fair valuation pricing to minimize potential dilution from market timing.  In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades.  [These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.]  Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund, however, and there are no current plans to impose these fees.  In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

●	Taking the current market value of its total assets,
●	Subtracting any liabilities, and
●	Dividing that amount by the total number of Shares owned by shareholders.]

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of a Fund’s Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available.  Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world.  If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.  Certain equity securities, debt securities and other assets are valued differently.  For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available.  Investments in open-end funds are valued at their NAVs.  Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees.

If a market price is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board of Trustees.  In addition, a Fund may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated.  Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when a Fund is open.  Such significant events affecting a foreign security, in the event a Fund holds foreign securities, may include, but are not limited to: corporate actions, earning announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.  If a Fund holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent a Fund has holdings of tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.  Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares.  However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security.  Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques.  Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.  [A Fund likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.]

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at [                 ].  Among other things, this website includes this Prospectus and the SAI, and will include [the Funds’ holdings, the Funds’ last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV].

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at [               ].  A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Funds are part of the Cambria family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC.  The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment.  Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS

Each Fund generally pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually.  Each Fund typically earns dividends from stocks in which it invests.  These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.”  Each Fund realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require Fund shareholders to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market.  Without this service, investors would receive their distributions in cash.

[TAXES

As with any investment, you should consider how your investment in Shares of a Fund will be taxed.  The tax information in this Prospectus is provided only as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Fund distributions to you and sale of your Shares in a Fund will have tax consequences to you.  Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the Funds generally are taxable to you as ordinary income or capital gains.  Distributions of a Fund’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of a Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of a Fund’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in a Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares.  Distributions in excess of a Fund’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain.  Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.  Distributions by the Funds that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter.  In order for a distribution by a Fund to be treated as qualified dividend income, it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to the Fund’s Shares.

Distributions of a Fund’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to a Fund’s ordinary income dividends, but not its capital gain dividends, to the extent the

Fund designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the Fund from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares.  Any distributions reinvested under such a service will nevertheless be taxable to you.  You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction.  The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.  In general, distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided a Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications.  You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain.  However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares.  In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.  If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange.  The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received).  A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid).  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.  More information about taxes is in the Funds’ SAI.]

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus and do not have financial highlights to present at this time.

[BACK COVER]

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds will be in their annual and semi-annual reports to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

An SAI dated [        ], 2012, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call: [                   ]
Write: Cambria ETF Trust
          [                  ]
Visit: [                  ]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the Funds, including their reports and the SAI, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. [               ].

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

CAMBRIA ETF TRUST

Cambria Currency Strategies ETF [ticker]

Cambria Shareholder Yield ETF [ticker]

Cambria Foreign Shareholder Yield ETF [ticker]

Cambria Emerging Shareholder Yield ETF [ticker]

Subject to completion, dated April [23], 2012

2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245

PHONE: (310) 683-5500

[                  ], 2012

Shares of each of the Funds will be listed and traded on the [NYSE Arca, Inc.]

This SAI describes certain series of the Cambria ETF Trust.  The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of four Funds:  Cambria Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF.  Additional series may be added or launched in the future.

Each Fund is an actively managed exchange-traded fund.  Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”), serves as the investment adviser to each Fund.  [          ] serves as the Distributor for each Fund.

Shares of the Funds are neither guaranteed nor insured by the U.S. Government.

This SAI, dated [            ], 2012, is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus, dated [          ], 2012, which incorporates this SAI by reference.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling [          ] or visiting [website address].  An annual report for the Funds will be available in the same manner once the Funds have completed their first annual period.

 TABLE OF CONTENTS [to be updated]

Page
GLOSSARY	[ ]

TRUST AND FUNDS OVERVIEW	[ ]

EXCHANGE LISTING AND TRADING	[ ]

DISCLOSURE OF PORTFOLIO HOLDINGS	[ ]

INTRADAY INDICATIVE VALUE	[ ]

INVESTMENT POLICIES AND RESTRICTIONS	[ ]

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS	[ ]

MANAGEMENT OF THE FUNDS	[ ]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	[ ]

INVESTMENT MANAGEMENT AND OTHER SERVICES	[ ]

PORTFOLIO MANAGERS	[ ]

PORTFOLIO TRANSACTIONS AND BROKERAGE	[ ]

THE DISTRIBUTOR	[ ]

ACCOUNTING AND LEGAL SERVICE PROVIDERS	[ ]

ADDITIONAL INFORMATION CONCERNING SHARES	[ ]

TRANSACTIONS IN CREATION UNITS	[ ]

Purchasing Creation Units	[ ]
Transaction Fees	[ ]
Redeeming Creation Units	[ ]

DETERMINATION OF NET ASSET VALUE	[ ]

TAXATION	[ ]

FINANCIAL STATEMENTS	[ ]

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS	[ ]

Appendix A: Proxy Voting Policies and Procedures for the Trust	A-1

Appendix B: Description Of Securities Ratings	B-1

Appendix C: Foreign Holidays	C-1

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  The SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cambria” means Cambria Investment Management, L.P., or the Investment Adviser.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of [50,000] Shares that each Fund issues and redeems on a continuous basis at NAV.  Shares will not be issued or redeemed except in Creation Units.

“Distributor” means [           ].

“DTC” means the Depository Trust Company.

“Exchange” means the [NYSE Arca, Inc.]

“FINRA” means the Financial Industry Regulatory Authority.

“Fund” means a series of the Trust: currently, Cambria Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per Share value of a Fund’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange [through the facilities of the Consolidated Tape Association] or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“IRS” means the Internal Revenue Service.

“Investment Adviser” means Cambria Investment Management, L.P., or Cambria.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“NSCC” means the National Securities Clearing Corporation.

“NAV” means the net asset value of a Fund.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated [           ], 2012, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units.  The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee.  For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the Cambria ETF Trust, a Delaware statutory trust.

TRUST AND FUNDS OVERVIEW

The Trust is a Delaware statutory trust formed on September 9, 2011 and an open-end registered management investment company comprised of four Funds, which are discussed in this SAI and have not commenced operations prior to the date of this SAI.  Each of the Funds is a diversified, actively managed exchange-traded fund.  Other Funds may be added to the Trust in the future.  The offering of the Shares is registered under the 1933 Act.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment.  Shares of each Fund will be listed and traded on the Exchange.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities.  Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of [50,000] Shares.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed.  Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.  Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the Funds are “actively managed” and do not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed and traded on the Exchange.  Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities.  Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting and news services, including the website [            ].  In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per Share value of a Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange [through the facilities of the Consolidated Tape Association], or by other information providers.  The IIV is based on the current market value of a Fund’s Fund Deposit.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to a Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below, no Fund may:

1.  Purchase or sell real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, forward contracts, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with a Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.  Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of forward contracts, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.  Regarding diversification, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund’s total assets.

8.  Regarding concentration, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
(i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation.  Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, the Funds, with respect to their equity holdings, will generally use the industry classifications provided by the [Global Industry Classification System].

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, each Fund are described in the Prospectus.  Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Funds maintain the following credit quality standards, which apply at the time of investment:

[For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), the Investment Adviser will use the highest rating assigned by the Rating Organization to determine a security’s credit rating.  Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization.  Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities bonds must be rated at least “B-”or equivalent by a Rating Organization.  For securities that are not rated by a Rating Organization, the Investment Adviser’s internal credit rating will apply and be subject to the equivalent rating minimums described here.]

Each Fund may also engage in the following investment strategies or techniques (except where indicated otherwise).  For the Cambria Currency Strategies ETF, it may be exposed to the investment strategies or techniques and risks described below either by directly using the strategy or technique, or indirectly by investing in an exchange-traded fund or other vehicle which uses the strategy or technique described below.

Securities Lending

The Funds may make secured loans of their portfolio securities, however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received).  For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.  A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent a Fund engages in securities lending, securities loans will be made to broker-dealers that the Investment Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities.  As with other extensions of credit, a Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially.  A Fund also bears the risk that the value of investments made with collateral may decline.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower.  A Fund has the right to call loans at any time on reasonable notice.  However, a Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters.  The Investment Adviser will retain lending agents on behalf of the Funds that are compensated based on a percentage of a Fund’s return on its securities lending.  A Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield.  The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.  A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction.  Dollar rolls are a type of forward commitment transaction.  Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction.  As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices.  Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.  When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Depository Receipts

The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries.  These securities may not necessarily be denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs are European receipts evidencing a similar arrangement.  GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.  For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Convertible Securities

The Funds may invest in convertible securities.  A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer.  Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer.  Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities.  The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines.  Convertible securities are generally regarded as a form of equity security.

Equity-linked Securities

A Fund’s investments in enhanced convertible or equity-linked securities may subject a Fund to additional risks not ordinarily associated with investments in traditional convertible securities.  Particularly when such securities are issued by a third party on an underlying linked security of another company, a Fund is subject to risks if the underlying security underperforms or the issuer defaults on the payment of the dividend or the underlying security at maturity.  In addition, the trading market for certain securities may be less liquid than for other convertible securities making it difficult for a Fund to dispose of a particular security in a timely manner, and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.

Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment.  The ability of a Fund to utilize linked securities successfully will depend on the Investment Adviser’s ability correctly to predict pertinent market movements, which cannot be assured.

Preferred Stocks

Each Fund may invest in preferred stocks.  Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer.  Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Warrants and Rights

The Funds may purchase or otherwise receive warrants or rights.  Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price.  A Fund typically uses warrants and rights in a manner similar to their use of options on securities.  Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options.  Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options.  Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency.  In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks and broker-dealers.  A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date.  The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.  Such a default may subject a Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.  [However, the Investment Adviser attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.]

Debt and Other Fixed Income Securities Generally

Debt securities include obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities.  Debt securities may be investment grade securities or high yield securities, which are described below.  Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by the Investment Adviser and traded publicly on the world market.  A Fund, at the discretion of the Investment Adviser, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity.  Fixed rate securities pay a specified rate of interest or dividends.  Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate.  Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.”  Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk.  Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates.  In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise.  Credit risk relates to the ability of an issuer to make payments of principal and interest.  Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of a Fund that invests in fixed income securities cannot be predicted with certainty.  The future income of a Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers.  Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.  When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate.  Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.”  Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.  While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  A Fund may have difficulty selling certain junk bonds because they may have a thin trading market.  The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets.  High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them.  During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations.  Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility.  The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition.  The lower the rating of a high yield bond, the more speculative its characteristics.

Cash Items

A Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments.  These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities.  Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies.  Different kinds of U.S. government securities and foreign government securities have different kinds of government support.  For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S.  Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), FNMA, and FHLBs).  Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not.  Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government.  As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit.  .

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.  Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate.  For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates.  Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities.  Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Investments

Foreign Market Risk.  Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.  These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets.  In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities, or increase or decrease exposures, on those exchanges.  In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk.  The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions.  Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries.  Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations.  Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability.  Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries.  Foreign corporate governance may not be as robust as in the U.S.  As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk.  Securities in which the Funds invest, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar.  Changes in foreign currency exchange rates will affect the value of these securities.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  This risk is generally known as “currency risk” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas.  Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Funds’ investments.

Governmental Supervision and Regulation/Accounting Standards.  Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government.  Some countries may not have laws to protect investors the way that the U.S. securities laws do.  Accounting standards in other countries are not necessarily the same as in the U.S.  If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U. S.  Foreign securities in which the Funds invest, or to which they obtain exposure, are generally held outside the U.S. in foreign banks and securities depositories.  The Funds’ custodian is the Funds’ “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act.  The “foreign custody manager” is responsible for determining that each Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets, but will not have jurisdiction over banks and depositories holding foreign assets to which a Fund has indirect exposure through swap agreements.  However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business.  They may also have operations subject to limited or no regulatory oversight.  Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt.  In addition, it likely will be more expensive for a Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs.  The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S.  Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments.  Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.  Settlements in certain foreign countries at times have not kept pace with the number of securities transactions.  The problems may make it difficult for the Funds to carry out transactions.  If a Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period.  If a Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Emerging Markets

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries.  These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends;

(vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.  Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation.  Other emerging countries have experienced economic recessions.  These circumstances have had a negative effect on the economies and securities markets of such emerging countries.

Foreign Currencies Transactions

Although each Fund may engage in foreign currency transactions, the following is primarily applicable to the Cambria Currency Strategies ETF.

A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.  A Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.  Such a forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward contracts may be considered “derivatives” -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).  A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract.  In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities.  At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency.  A Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Investment Adviser is trying to duplicate.   For example, the combination of U.S. dollar-denominated exchange-traded funds or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

For the purpose of hedging, efficient portfolio management, generating income and/or enhancement of returns, a Fund may also, from time to time, enter into derivative currency transactions, such as forward contracts including currency forwards, and cross currency forwards (each of which may result in net short currency exposures).  Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.  The successful use of these transactions will usually depend on the Investment Adviser’s ability to forecast accurately currency exchange rate movements.  Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.  Moreover, investors should bear in mind that a Fund is not obligated to actively engage in these transactions; for example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

For hedging purposes, a Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging).  Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities.  Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Code.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.  If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.  If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

[Since a Fund may invest in money market instruments denominated in foreign currencies, the Fund may hold foreign currencies pending investment or conversion into U.S. dollars.  Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.]

Foreign currency transactions involve certain costs and risks.  A Fund incurs foreign exchange expenses in converting assets from one currency to another.  Forward contracts involve a risk of loss if the Investment Adviser is inaccurate in its prediction of currency movements.  The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency a Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency.  The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.  There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

The value of a Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business.  As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase.  If the U.S. dollar appreciates relative to the other  currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars.  Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares.  The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Bank Obligations

Bank obligations, include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  A Fund will not invest in fixed time deposits that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.  A Fund may invest in U.S. dollar-denominated bank obligations.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  Debt securities may be acquired with warrants attached.  A Fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars.  Commercial paper consists of short-term promissory notes issued by corporations.  Commercial paper may be traded in the secondary market after its issuance.  Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund.  The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate.  Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice.  Master notes are generally illiquid and therefore subject to a Fund’s percentage limitations for investments in illiquid securities.

Securities rated Baa and BBB are the lowest that are considered “investment grade” obligations.  Moody’s describes securities rated Baa as “subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.”  S&P describes securities rated BBB as “regarded as having adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.”  For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.  The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal.  When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.  If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.  The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity from these securities.  The Funds may invest in other asset-backed securities that have been offered to investors.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (SMBS).  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities

Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables.  ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.  ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral.  The credit quality of an ABS transaction depends on the performance of the underlying assets.  To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk.  A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.  ABS also carry credit or default risk.  If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction.  Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk.  Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses.  These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator.  Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with a Fund’s investment objectives and policies, the Investment Adviser also may invest in other types of asset-backed securities.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.  Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans.  Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.  An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs.  Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.”  If a put provider fails to honor its commitment to purchase the security, a Fund holding the security may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the Fund.

Each Fund may invest in municipal lease obligations.  Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds.  State constitutions and statutes set requirements that states and municipalities must meet to incur debt.  These may include voter referenda, interest rate limits or public sale requirements.  Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis.  Municipal lease obligations also may be subject to abatement risk.  For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

A Fund that invests in the municipal bond market is subject to certain risks.  The amount of public information available about the municipal bonds held by a Fund is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Investment Adviser.  The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities.  For this purpose, “illiquid securities” are securities that a Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Investment Adviser also may deem certain securities to be illiquid as a result of the Investment Adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the Investment Adviser’s ability to trade such securities for the account of any of its clients, including a Fund.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value.  The judgment of the Investment Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Investments in Other Investment Companies or Other Pooled Investments

Each Fund may invest in the securities of other investment companies to the extent permitted by law.  Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs).  The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV.  Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.  As a result, an investment by a Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company.  A Fund also may invest in private investment funds, vehicles, or structures.

Portfolio Turnover

The Funds are newly established.  Accordingly, information on the Funds’ portfolio turnover rates is not available as of the date of this SAI.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board.  The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Investment Adviser and the Trust’s other service providers.  Each Trustee serves until his or her successor is duly elected or appointed and qualified.

 [[One] Trustee and [certain of the officers of the Trust are directors, officers or employees of the Investment Adviser.]  [The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act)  of the Trust (the “Independent Trustees”).]  The fund complex includes all Funds advised by Cambria (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below.  The officers, their age, term of office and length of time served and their principal business occupations during the past five years, are shown below.  Unless noted otherwise, the address of each Trustee and each Officer is: c/o Cambria ETF Trust, [2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245].

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
[ ] Age: [ ]	Trustee	Since [ ]	[ ]	[ ]	[ ]
Interested Trustee*
Eric W. Richardson Age: [ ]	Trustee [Officer]	Since [2012]	[Co-founder and Chief Executive Officer, Investment Adviser ([ ] to present); President and Portfolio Manager, Kwai Financial,	4	[ ]

venture capital division of Headwaters Incorporate ([ ] to [ ]); Vice President, Institutional Sales, Imperial Capital, LLC ([ ] to [ ]) (broker-dealer).]

*  Mr. Richardson is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Investment Adviser.

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee
[ ] Age: [ ]	[ ]	Since [ ]	[ ]

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

[to come]

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board.  To make this determination the Board considered a variety of criteria, none of which in isolation was controlling.  Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

[Mr. Richardson is considered to be an Interested Trustee and serves as Chairman of the Board.]  The Chairman’s responsibilities include:  setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

[The Board believes that having an interested Chairman, who is familiar with the Investment Adviser and its operations,] while also having [        ] of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority.  The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently.  Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board holds [four] regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present.  The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances.  Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate.  As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Investment Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Investment Adviser and the Trust’s other service providers.  As part of its oversight function, the Board monitors the Investment Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations.  The Board has not established a standing risk committee.  Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility.  To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports.  Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO.  The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them.  The Board expects all parties, including, but not limited to, the Investment Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee.  The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee.  Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted.  The Committee will generally not consider potential candidates for nomination identified by shareholders.

Compensation of Trustees.  The Independent Trustees were elected to the Board of the Trust effective [       ], 2012 and prior to that date had not received any compensation from the Funds.  The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.

The Independent Trustees determine the amount of compensation that they receive, including the amount paid to the Chair of the Board.  In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia).  The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities.  The Independent Trustees also consider the compensation paid to independent board members of other mutual fund complexes of comparable size.

[Independent Trustees are paid [$     ] per year for attendance at meetings of the Board.  All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.  The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.]

The Trust commenced operations in 2012 and has not had operations for a full year.  The table shows the estimated compensation that is contemplated to be paid to Trustees for a full year:

Trustee	Fund	Compensation from Fund	Compensation deferred	Total Compensation from the Fund Family Paid to Trustee*
[ ]	Cambria Currency Strategies ETF	[ ]	[ ]	[ ]
	Cambria Shareholder Yield ETF	[ ]	[ ]	[ ]
	Cambria Foreign Shareholder Yield ETF	[ ]	[ ]	[ ]
	Cambria Emerging Shareholder Yield ETF	[ ]	[ ]	[ ]

*Includes any portion of total cash compensation Trustees elected to defer during the fiscal period.  The “Fund Family” currently consists of four Funds.

Equity Ownership of Trustees. As of [            ], 2012, the Trustees did not own any of the outstanding Shares of the Funds as the Funds were not operational prior to the date of this SAI.

As of [        ], 2012, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act.  In addition, the Investment Adviser and Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs.  Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to the Investment Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios.  Under this authority, the Investment Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders.  The Investment Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.  The Board will periodically review a Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX will available without charge, upon request by calling [       ]. The Trust’s Form N-PX also is available on the SEC’s web site at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[                        ] owns all of the initial Shares issued by the Funds prior to the commencement of investment operations and the public launch of the Funds.  No other person owns of record or is known by the Funds to own beneficially 5% or more of the Funds’ outstanding equity securities.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an [investment advisory agreement] between Cambria and the Trust, on behalf of each Fund (“Management Agreement”), each Fund pays Cambria a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Cambria Currency Strategies ETF	[ ]
Cambria Shareholder Yield ETF	[ ]
Cambria Foreign Shareholder Yield ETF	[ ]
Cambria Emerging Shareholder Yield ETF	[ ]

Cambria manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board.  Cambria is a registered investment adviser under the Investment Advisers Act of 1940 and is a California corporation organized.  The address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245.  Cambria is [owned] by its principals Eric Richardson and Mebane Faber.  Cambria was founded in 2006 and provides investment advisory services to registered and unregistered investment companies, individuals (including high net worth individuals), pensions and charitable organizations.  As of March 28, 2012, Cambria managed nearly $200 million.

Under the Management Agreement, the Investment Adviser bears all costs associated with providing these advisory services and pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Investment Adviser.  The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Investment Adviser.  Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of the Prospectus, Prospectus supplements, SAIs, annual, semi-annual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Adviser; principal financial officer fees, CCO fees and Anti-Money Laundering (“AML”) officer fees; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees; the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the NAV per share of each Fund, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Cambria has contractually undertaken until [          ] to reduce its fees and/or reimburse expenses of each Fund so that the net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of each Fund do not exceed the percentages of each Fund’s average daily net assets as set forth below:

Fund	Expense Limit
Cambria Currency Strategies ETF	[ ]
Cambria Shareholder Yield ETF	[ ]
Cambria Foreign Shareholder Yield ETF	[ ]
Cambria Emerging Shareholder Yield ETF	[ ]

This undertaking can only be changed with the approval of the Board.  If at any point it becomes unnecessary for the Investment Adviser to reduce fees or make expense reimbursements, the Board may permit the Investment Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense limit to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Cambria, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares.  A discussion regarding the basis for the Board approving the Management Agreement of the Trust will be available in the Trust’s first report to shareholders.

The Management Agreement provides that the Investment Adviser [will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.]

The Management Agreement also provides that the Investment Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ no more than 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 90 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Custodian

[                  ], located at [                ], serves as Custodian of each Fund’s assets.  As Custodian, [          ] has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to a Fund concerning the Fund’s operations.  [           ] does not exercise any supervisory function over the purchase and sale of securities.  Pursuant to the Custody Agreement between [          ] and the Trust, the Trust has agreed to pay an annual custody fee of [           .]

Administrator, Fund Accountant and Transfer Agent

[              ], located at [               ], serves as Administrator, Fund Accountant and Transfer Agent to each Fund.  As administrator, [          ] provides each Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by a Fund under federal and state securities laws.

As fund accountant and transfer agent, [             ] has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of each Fund, (2) make dividend and other distributions on Shares of each Fund, (3) record the issuance of Shares and maintain records of outstanding Shares of each Fund, (4) maintain certain accounts, (5) make and transmit periodic reports to a Fund and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent.  For the services to be provided by [           ] to the Funds, the Trust has agreed to pay [                           ].

PORTFOLIO MANAGERS

The following table provides information about the portfolio managers who have day-to-day responsibility for management of the Funds.  The reporting information is provided as of [          ], 2012:

Fund	Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
		Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Cambria Currency Strategies ETF	Mebane Faber	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
	Eric Richardson	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
Cambria Shareholder Yield ETF	Mebane Faber	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
	Eric Richardson	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
Cambria Foreign Shareholder Yield ETF	Mebane Faber	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
	Eric Richardson	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
Cambria Emerging Shareholder Yield ETF	Mebane Faber	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]
	Eric Richardson	[ ]	[$ ]	[ ]	[$ ]	[ ]	[$ ]

Potential Conflicts of Interest

[The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds.  However, the Investment Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.  There can be no assurance that these policies and procedures will be effective, however.]

Compensation

[Each portfolio manager owns an equity interest in the Investment Adviser and their compensation is determined by the advisory fee revenue generated by the firm’s assets under management.  Thus, portfolio manager compensation is aligned with the interests of the Investment Adviser’s clients, including the Funds and their investors.  The portfolio managers may also earn a bonus each year based on the profitability of the Investment Adviser.]

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however, the Investment Adviser may execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses.  Also, a Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case the Investment Adviser may need to execute brokerage transactions for a Fund.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Funds will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down.  When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Investment Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Investment Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Investment Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Because the Funds are newly organized, they have not incurred brokerage commissions as of the date of this SAI.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Investment Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction.  In such cases, the Investment Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Investment Adviser consistent with

Section 28(e) of the 1934 Act”), which provides that the Investment Adviser may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Investment Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Investment Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Investment Adviser may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Investment Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act.  The types of products and services that the Investment Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Investment Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services.  Any advisory or other fees paid to the Investment Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases the Investment Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Investment Adviser will make a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Because the Funds are newly organized, they have not directed any transactions to brokers-dealers pursuant to an agreement or understanding, whereby the broker-dealer provides research or other brokerage services to the Investment Adviser, as of the date of this SAI.

[Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Investment Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC.  Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation.  These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.]

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Funds may hold at the close of their most recent fiscal year.  “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Funds are newly organized, they have not completed a fiscal year and therefore have not held any securities of their “regular brokers and dealers.”

THE DISTRIBUTOR

The Distributor is located at [                ].

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.”  Shares in less than Creation Units are not distributed by the Distributor.  The Distributor also acts as agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc.  The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”).  In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Investment Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Investment Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution.  No fees are currently paid by any Fund under a Plan, however; and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.  If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above.  A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

[                       ], [insert address], serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Legal Counsel

K&L Gates LLP, located at 1601 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company.  The Trust was organized on September 9, 2011and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series.  Currently, the Trust consists of four actively managed series, which have not commenced operations prior to the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders.  Shareholders holding two-thirds of Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable.  Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights.  The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust.  The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations.  In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

TRANSACTIONS IN CREATION UNITS

[Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant.  In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.”  Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants.  Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.  Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit.  The consideration for a Creation Unit of a Fund is the Fund Deposit.  The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or a Cash Component that includes an all cash payment (“Cash Value”).  [For some Funds, a Fund Deposit consisting of cash, including Cash Value, may be subject to a variable charge, as explained below.]

In addition to the In-Kind Creation Basket, a purchaser will typically pay to a Fund a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

[                   ], in a portfolio composition file sent via the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the Fund’s portfolio at the end of the previous Business Day).  [               ], through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day.

The In-Kind Creation Basket is applicable for purchases of Creation Units of the Funds until such time as the next-announced In-Kind Creation Basket is made available.  Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.  In addition, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Cambria are implemented for a Fund’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

Order Cut-Off Time.  For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”).  The Order Cut-Off Time for creation and redemption orders for the Funds is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 2:00 p.m. Eastern time for Cash Value transactions.  Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on a Fund’s NAV on that Business Day.  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.  Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time.  On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.  Persons placing or effectuating custom orders and/or orders involving Cash Value should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the third Business Day following the Transmittal Date for securities.

Placement of Creation Orders.  All purchase orders must be placed by or through an Authorized Participant.  In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available.  The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC.  In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC.  [Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system.]  Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve Bank wire transfer system.  Certain orders for the Funds may be made outside the Clearing Process.  In-kind deposits of securities for such orders must be delivered through [the Federal Reserve System (for government securities) or through DTC (for corporate securities)].

Orders Using Clearing Process.  In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order.  Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Settlement Date.  The delivery of [(corporate)] securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.  The delivery of [(government)] securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled.  Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  Except as provided in Appendix C, the delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

While, as stated above, Creation Units are generally delivered no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor, as discussed in Appendix C the [Cambria Currency Strategies ETF] may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least [105]% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least  [105]% of the daily marked to market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to a Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Investment Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Investment Adviser make it practically impossible to process creation orders.  Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Fund	Standard Transaction Fee			Variable Charge
Cambria Currency Strategies ETF	$	[ ]	*	Up to [2.0]%
Cambria Shareholder Yield ETF	$	[ ]	*	Up to [2.0]%
Cambria Foreign Shareholder Yield ETF	$	[ ]	*	Up to [2.0]%
Cambria Emerging Shareholder Yield ETF	$	[ ]	*	Up to [2.0]%

_____________________

*  The Transaction Fee may be higher for transactions outside the Clearing Process.

The Standard Transaction Fee (of $[   ]) applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).  A

Transaction Fee [of up to four times the standard fee] may apply to creation and redemption transactions that occur outside the Clearing Process, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).  Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to [2.0]% of its value in addition to the standard Transaction Fee.  With cash received from the variable charge, the Investment Adviser will purchase the necessary securities for the Fund’s portfolio and return any unused portion thereof to the investor.

The Investment Adviser, subject to the approval of the Board, may adjust the Transaction Fee from time to time.  The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increase.  Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets (and from) the account of the Trust.  Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.]

Redeeming Creation Units

Fund Redemptions.  Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or, in certain circumstances, a Cash Redemption Amount that includes an all cash payment, or Cash Value, in all instances equal to the value of a Creation Unit.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted on NSCC may be assumed to be the In-Kind Redemption Basket, too.  [          ], in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction).  The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.  A Fund may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

In lieu of In-Kind Redemption Basket and Balancing Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value.  Such redemptions for the [            ] Fund[s] will be subject to a variable charge, as explained above.  [       ] will publish, on a daily basis, information about the Cash Value of a Creation Unit.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through an Authorized Participant.  In addition, redemption orders must be processed either through the DTC process or the Clearing Process.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Orders deemed received will be effectuated based on the NAV of a Fund as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day.  The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

In the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to [105]% of the value of the missing Shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares and the value of the collateral.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming beneficial owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Settlement of Foreign Securities and Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus three Business Days (i.e., days on which the national securities exchange is open) (“T+3”).  The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T + 3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances.  Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, Settlement Date may be up to [fourteen] calendar days after the Transmittal Date in certain circumstances.

The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.  For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Funds’ portfolio securities may trade on days that the Funds’ Exchange is closed or on days that are not Business Days for the Funds, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.

A schedule of regular foreign holidays applicable to the Funds is included in Appendix C.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time.  A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

[The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates through 2012 for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and 98.2% of their capital gain net income (excess of capital gains over capital losses), if any.  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Any market discount recognized by the Funds on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

[Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and that are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.]

[Certain foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses.  A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any forward contract or other position entered into or held by a Fund in conjunction with any other position held by that Fund may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.]

[Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss.  Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain.]

Distributions from a Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income.  Distributions reinvested in additional Shares of the Funds through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares.  The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2013.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction.

 [Investment income received by the Funds from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined.  If more than 50% of the value of each Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by that Fund.  However, there can be no assurance that a Fund will be able to do so.  Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes.  You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest.]

The Funds will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the transferred securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by a Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares.  For taxable years ending on or before December 31, 2011, withholding tax also did not apply to “interest-related dividends” and “short-term capital gain” dividends.  It is possible that legislation will be enacted extending this exemption to later periods.

FINANCIAL STATEMENTS

[report of independent registered public accounting firm, seed audit and notes to financials to come]

Appendix A

Proxy Voting Policies and Procedures for the Trust

CAMBRIA INVESTMENT MANAGEMENT, L.P.
Proxy Voting Policy

A.           Discretionary Accounts.

The Firm instructs each custodian for a Discretionary Account to deliver to the Firm all proxy solicitation materials that the custodian receives for that Discretionary Account.  The Firm reviews the securities held in its Discretionary Accounts on a regular basis to confirm that the Firm receives copies of all proxy solicitation materials concerning such securities.  The Firm marks each proxy solicitation with the date it is received by the Firm.

For each Client Account that is a registered investment company (such as the Funds), the Firm votes all proxies after carefully considering proxy solicitation materials and other available facts, except when it abstains from voting as described below.  The CCO makes all voting decisions on behalf of a Discretionary Account based solely on the CCO’s determination of the best interests of that Discretionary Account.  The Firm uses reasonable efforts to respond to each proxy solicitation by the deadline for such response.

For all other Client Accounts, the Firm decides whether to vote a proxy on behalf of its Discretionary Accounts after considering whether the proposal will have a material effect on the Firm’s investment strategy for Discretionary Accounts.  This analysis typically leads the Firm to determine not to vote proxies.

The CCO may designate an appropriate Employee to be responsible for insuring that all proxy statements are received and that the Firm responds to them in a timely manner.

1.           Company Information.  If the Firm is considering voting a proxy, it reviews all proxy solicitation materials it receives concerning securities held in a Discretionary Account.  The Firm evaluates all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when the Firm considers it appropriate and when it is reasonably available.

2.           Proxy Voting Policies.

a.           Guidelines. The Firm follows any proxy voting guidelines and procedures provided by Client Accounts for which the Firm votes proxies (such as the Funds).  If no guideline exists for a particular vote, the Firm votes FOR a proposal when it believes that the proposal serves the best interests of the Discretionary Account whose proxy is solicited because, on balance, the following factors predominate:

(i)          If adopted, the proposal would have a positive economic effect on shareholder value;

(ii)         If adopted, the proposal would pose no threat to existing rights of shareholders;

(iii)        The dilution, if any, of existing shares that would result from adoption of the proposal is warranted by the benefits of the proposal; and

(iv)        If adopted, the proposal would not limit or impair the accountability of management and the board of directors to shareholders.

b.           The Firm votes AGAINST a proposal if it believes that, on balance, the following factors predominate:

(i)           If adopted, the proposal would have an adverse economic effect on shareholder value;

(ii)          If adopted, the proposal would limit the rights of shareholders in a manner or to an extent that is not warranted by the benefits of adoption of the proposal;

(iii)         If adopted, the proposal would cause significant dilution of shares that is not warranted by the benefits of the proposal;

(iv)        If adopted, the proposal would limit or impair accountability of management or the board of directors to shareholders; or

(v)         The proposal is a shareholder initiative that the Firm believes wastes time and resources of the company or reflects the grievance of one individual.

c.           Abstentions.  The Firm abstains from voting proxies when it believes that it is appropriate.  Usually, this occurs when the Firm believes that a proposal holds negative but nonquantifiable implications for shareholder value but may express a legitimate concern or, for accounts other than registered investment companies (such as the Funds), when the Firm believes that a proposal will not have a material effect on the Firm’s investment strategy for Discretionary Accounts.

3.           Conflicts of Interest.  Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Discretionary Account over proxy voting.  The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company.  If a material conflict of interest arises, the Firm will vote all proxies in accordance with Part VI.A.2.  The Firm will not place its own interests ahead of the interests of its Discretionary Accounts in voting proxies.

If the Firm determines that the proxy voting policies in Part VI.A.2 do not adequately address a material conflict of interest related to a proxy, it will provide the affected Client Account with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that Client Account of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request (which response will be in accordance with the policies set forth in Part VI.A.2(b)), and request that the Client Account consent to the Firm’s intended response.  If the Client Account consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice.  If the Client Account objects to the intended response, the Firm will vote the proxy as directed by the Client Account.

4.           Shareholder Proposals by the Firm.  The Firm may submit a shareholder proposal on behalf of an Investment Fund only if permitted by the Investment Fund's governing documents or by agreement between the Firm and the Investment Fund and if the Firm believes that the proposal would provide a substantial overall benefit to the Investment Fund.  The Firm will submit a shareholder proposal on behalf of any other Discretionary Account only at the request of the Discretionary Account or with that Discretionary Account’s prior written consent.  The Firm will vote any shares in a Discretionary Account on behalf of a proposal submitted by the Firm in accordance with [Part VI.A.2], unless otherwise directed by the Discretionary Account.

5.           Disclosures to Clients.  The Firm includes in Part 2A of its Form ADV (1) a summary of these policies and procedures relating to proxy voting, (2) an offer to provide a copy of such policies and procedures to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client.  At the request of a Client Account or Investor (other than a Client Account that is a registered investment company under the ICA (a “Registered Fund”)), the Firm provides that Client Account or Investor with a copy of this [Part VI] and a report summarizing all proxy solicitations the Firm received with respect to that Client Account during the period requested and action taken by the Firm on each such proxy.  Regarding the proxy votes in respect of the portfolio securities in a Registered Fund, the Firm will provide that Registered Fund with the information required to be disclosed by that Registered Fund pursuant to Rule 30b1-4 of the ICA and SEC Form N-PX promulgated thereunder, including:

a.           The name of the issuer of the portfolio security;

b.           The exchange ticker symbol of the portfolio security;

c.           The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);

d.           The shareholder meeting date;

e.           A brief identification of the matter voted on;

f.            Whether the matter was proposed by the issuer or by a security holder;

g.           Whether the Firm cast its vote on the matter;

h.           How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.            Whether the Firm cast its vote for or against management.

B.           Non-Discretionary Accounts.

The Firm promptly forwards any proxy solicitation materials concerning securities held in a Non-Discretionary Account that the Firm receives at least five business days before the applicable proxy voting deadline to the appropriate Client Account.  The Firm votes any such proxy as directed by that Client Account.  At a Client Account’s request, the Firm may, but is not obligated to, advise that Client Account with respect to voting any proxy.  The Firm does not provide advice concerning the voting of any proxy to any Client Account unless such advice is first approved by the CCO.

C.           Records.

See [Part VII.B] regarding records that the Firm must maintain relating to these proxy voting policies and procedures.

Appendix B

Description Of Securities Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service — Long-Term Corporate Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
● Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
● Nature of and provisions of the obligation;
● Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC,’ and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.
Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  ‘BBB’ ratings indicate that there are currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B
Highly speculative.  ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

● Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

● The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

● The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC,’ or to short-term ratings other than ‘F1’.  (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue that is rated “aaa” is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue that is rated “aa” is considered a high-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue that is rated “a” is considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue that is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

b
An issue that is rated “b” generally lacks the characteristics of a desirable investment.  Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue that is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue that is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC,’ or to short-term ratings other than ‘F1’.  (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX C

The Funds generally intend to effect deliveries of Creation Units and portfolio securities no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.  The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than the one just described in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances.  The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.  For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds investing in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the applicable Funds.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2012 are:

Australia:

April 6	August 6	December 25
April 9	October 1	December 26
April 25	November 6	December 31
June 11	December 24

Austria:

April 6	May 28	November 1
April 9	June 7	December 24
May 1	August 15	December 25
May 17	October 26	December 26

Belgium:

April 6	December 25
April 9	December 26
May 1

Brazil:
[to come]

Canada:

April 6	September 3	December 26
May 21	October 8
July 2	November 12
August 6	December 25

Czech Republic:

April 9	July 6	December 26
May 1	September 28	December 31
May 8	December 24
July 5	December 25

Denmark:

April 5	May 17	December 24
April 6	May 18	December 25
April 9	May 28	December 26
May 4	June 5	December 31

Finland:

April 5	May 17	December 25
April 6	June 22	December 26
April 9	December 6	December 31
May 1	December 24

France:

April 6	December 26
April 9
May 1
December 25

Germany:

April 6	December 25
April 9	December 26
May 1	December 31
December 24

Greece:

April 6	May 1	December 25
April 9	June 4	December 26
April 13	August 15	December 31
April 16	December 24

Hong Kong:

April 4	July 2	December 24
April 6	October 1	December 25
April 9	October 2	December 26
May 1	October 23	December 31

Hungary:

	April 21	October 22	November 10	December 31
	April 30	October 23	December 15
	May 1	October 27	December 24
April 6	May 28	November 1	December 25
April 9	August 20	November 2	December 26

Iceland:

April 5	May 1	December 24
April 6	May 17	December 25
April 9	May 28	December 26
April 19	August 6	December 31

India:
[to come]

Indonesia:

	August 17	October 26	December 25
April 6	August 20	November 15	December 31
May 17	August 21	November 16
May 18	August 22	December 24

Ireland:

May 7
April 6	June 4
April 9	December 25
May 1	December 26

Israel:

	May 27	September 18	September 30
April 12	July 29	September 19	October 1
April 25	September 16	September 25	October 7
April 26	September 17	September 26	October 8

Italy:

April 6	August 15	December 26
April 9 May 1	December 24 December 25	December 31

Japan:

	July 16	December 24
April 30	September 17	December 31
May 3	October 8
May 4	November 23

Mexico:

	May 1	December 1
April 5	November 2	December 12
April 6	November 19	December 25

Netherlands:

April 6	December 25
April 9	December 26
May 1

New Zealand:

April 6	June 4	December 26
April 9	October 22
April 25	December 25

Norway:

April 4	May 1	December 25
April 5	May 17	December 26
April 6	May 28	December 31
April 9	December 24

Philippines:

April 5	June 12	November 2	December 31
April 6	August 21	November 30
April 9	August 27	December 25
May 1	November 1	December 31

Poland:

April 6	June 7	December 25
April 9	August 15	December 26
May 1	November 1	December 31
May 3	December 24

Portugal:

April 26	December 25
April 9	December 26
May 1

Russia:

	April 30	May 8	June 11	December 31
	May 1	May 9	June 12
March 11	May 5	May 12	November 5
April 28	May 7	June 9	December 29

Singapore:

April 6	October 26
May 1	November 13
August 9	December 25
August 20

South Africa:

	May 1	December 25
April 6	August 9	December 26
April 9	September 24
April 27	December 17

South Korea:
[to come]

Spain:

	May 1	December 31
December 24
April 6	December 25
April 9	December 26

Sweden:

April 5	May 1	June 22	December 26
April 6	May 16	November 2	December 31
May 9	May 17	December 24
April 30	June 6	December 25

Switzerland:

April 6	May 17	December 24	December 31
April 9	May 28	December 25
May 1	August 1	December 26

Turkey:

April 23	August 30	October 29
May 1	October 24
August 20	October 25
August 21	October 26

United Kingdom:

April 6	June 5
April 9	August 27
May 7	December 25
June 4	December 26

Redemption:  The longest redemption cycle for the Funds is a function of the longest redemption cycle among the countries whose stocks are held by a Fund.

In the calendar year 2012, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Funds as follows:

Australia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	12/31/2012	10

Brazil:
[to come]

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Denmark:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Germany:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/2827/2012	98
12/20/2012	12/3128/2012	118
12/21/2012	1/1/2013	11

Greece:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8

-

12/21/2012	1/1/2013	11

Hong Kong:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Iceland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

India:
[to come]

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/14/2012	8/27/2012	13
8/15/2012	8/28/2012	13
8/16/2012	8/29/2012	13
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Israel:

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/12/2012	9/20/2012	8
9/13/2012	9/21/2012	8
9/14/2012	9/24/2012	10

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8

12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Norway:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/11/2012	9
4/3/2012	4/12/2012	9
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

Poland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Russia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
5/2/2012	5/10/2012	8
5/3/2012	5/11/2012	8
5/4/2012	5/14/2012	10

South Korea:
[to come]

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	121/311/20122013	1011

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/2/2012	4/10/2012	8
4/3/2012	4/11/2012	8
4/4/2012	4/12/2012	8

12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2012	12/27/2012	8
12/20/2012	12/28/2012	8
12/21/2012	1/1/2013	11

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/19/2012	10/30/2012	11
10/22/2012	10/31/2012	9
10/23/2012	11/1/2012	9

CAMBRIA ETF TRUST

PART C

Item 28. Exhibits.

(a)	(i)	Certificate of Trust. (Filed herewith)
	(ii)	Trust Instrument. (Filed herewith)
(b)		By-laws. (Filed herewith)
(c)		Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII
(d)		Investment Advisory Agreement. (To be filed by subsequent amendment)
(e)	(i)	Distribution Agreement. (To be filed by subsequent amendment)
	(ii)	Form of Authorized Participant Agreement. (To be filed by subsequent amendment)
(f)		Bonus, profit sharing or pension plans. (Not applicable)
(g)		Custodian Agreement. (To be filed by subsequent amendment)
(h)	(i)	Fund Services Agreement with [ ] (To be filed by subsequent amendment)
(i)		Opinion and Consent of Counsel. (To be filed by subsequent amendment)
(j)		Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment)
(k)		Financial Statements Omitted from Prospectus. (None)
(l)		Letter of Investment Intent. (To be filed by subsequent amendment)
(m)		Plan Pursuant to Rule 12b-1 with respect to shares of the Registrant. (To be filed by subsequent amendment)
(n)		Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)
(o)		Reserved.
(p)	(i)	Code of Ethics of Registrant. (To be filed by subsequent amendment)
	(ii)	Code of Ethics of Cambria Investment Management, L.P. (To be filed by subsequent amendment)

Item 29. Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Trust Instrument dated as of September 9, 2011 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.  The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide that:

Section 2.              INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)      as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)      who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)      in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.                      INDEMNIFICATION OF SHAREHOLDERS.

If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Item 31.  Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Funds” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of Cambria Investment Management, L.P. (formerly known as Cambria Investment Management, Inc.) is set forth in Cambria Investment Management L.P.’s Form ADV filed with the Securities and Exchange Commission on March 28, 2012 [and amended through the date hereof], and is incorporated herein by reference.

Item 32.  Principal Underwriters.

(a)           The sole principal underwriter for each Fund is [                  ], which acts as distributor for the Registrant and the following other funds:

[list of funds distributed by Distributor]

(b)           The following officers of the Distributor hold the following positions with the Registrant.  The principal business address for all directors and executive officers is [                                               ].

NAME	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245	[Distributor]	[Administrator/Custodian/Transfer Agent]

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 23rd day of April, 2012.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric W. Richardson	President	April 23, 2012
Eric W. Richardson

/s/ Eric W. Richardson	Principal Financial Officer	April 23, 2012
Eric W. Richardson

/s/ Eric W. Richardson	Trustee	April 23, 2012
Eric W. Richardson

Exhibit Index

Type	Description
EX-99.a(i)	Certificate of Trust
EX-99.a(ii)	Trust Instrument
EX-99.b	By-laws